Trade and other receivables - Provision matrix (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables
Trade and other receivables	€ 10,926	€ 12,873
Expected loss	22.40%	20.10%
Gross carrying amount
Trade and other receivables
Trade and other receivables	€ 14,083	€ 16,119
Accumulated impairment
Trade and other receivables
Trade and other receivables	(3,157)	(3,246)
Eni gas e luce customers
Trade and other receivables
Trade and other receivables	€ 1,527	€ 1,439
Expected loss	29.70%	31.60%
Eni gas e luce customers | Not-past due
Trade and other receivables
Trade and other receivables	€ 1,245	€ 1,144
Expected loss	3.60%	1.40%
Eni gas e luce customers | from 0 to 3 months
Trade and other receivables
Trade and other receivables	€ 98	€ 110
Expected loss	19.00%	19.70%
Eni gas e luce customers | from 3 to 6 months
Trade and other receivables
Trade and other receivables	€ 31	€ 39
Expected loss	41.50%	40.00%
Eni gas e luce customers | from 6 to 12 months
Trade and other receivables
Trade and other receivables	€ 53	€ 53
Expected loss	51.80%	48.00%
Eni gas e luce customers | Over 12 months
Trade and other receivables
Trade and other receivables	€ 100	€ 93
Expected loss	83.30%	85.50%
Eni gas e luce customers | Gross carrying amount
Trade and other receivables
Trade and other receivables	€ 2,173	€ 2,105
Eni gas e luce customers | Gross carrying amount | Not-past due
Trade and other receivables
Trade and other receivables	1,291	1,160
Eni gas e luce customers | Gross carrying amount | from 0 to 3 months
Trade and other receivables
Trade and other receivables	121	137
Eni gas e luce customers | Gross carrying amount | from 3 to 6 months
Trade and other receivables
Trade and other receivables	53	65
Eni gas e luce customers | Gross carrying amount | from 6 to 12 months
Trade and other receivables
Trade and other receivables	110	102
Eni gas e luce customers | Gross carrying amount | Over 12 months
Trade and other receivables
Trade and other receivables	598	641
Eni gas e luce customers | Accumulated impairment
Trade and other receivables
Trade and other receivables	(646)	(666)
Eni gas e luce customers | Accumulated impairment | Not-past due
Trade and other receivables
Trade and other receivables	(46)	(16)
Eni gas e luce customers | Accumulated impairment | from 0 to 3 months
Trade and other receivables
Trade and other receivables	(23)	(27)
Eni gas e luce customers | Accumulated impairment | from 3 to 6 months
Trade and other receivables
Trade and other receivables	(22)	(26)
Eni gas e luce customers | Accumulated impairment | from 6 to 12 months
Trade and other receivables
Trade and other receivables	(57)	(49)
Eni gas e luce customers | Accumulated impairment | Over 12 months
Trade and other receivables
Trade and other receivables	(498)	(548)
Eni gas e luce customers | Retail customer | Gross carrying amount
Trade and other receivables
Trade and other receivables	1,778	1,618
Eni gas e luce customers | Retail customer | Gross carrying amount | Not-past due
Trade and other receivables
Trade and other receivables	1,155	991
Eni gas e luce customers | Retail customer | Gross carrying amount | from 0 to 3 months
Trade and other receivables
Trade and other receivables	105	105
Eni gas e luce customers | Retail customer | Gross carrying amount | from 3 to 6 months
Trade and other receivables
Trade and other receivables	50	60
Eni gas e luce customers | Retail customer | Gross carrying amount | from 6 to 12 months
Trade and other receivables
Trade and other receivables	102	86
Eni gas e luce customers | Retail customer | Gross carrying amount | Over 12 months
Trade and other receivables
Trade and other receivables	366	376
Eni gas e luce customers | Middle customer | Gross carrying amount
Trade and other receivables
Trade and other receivables	334	403
Eni gas e luce customers | Middle customer | Gross carrying amount | Not-past due
Trade and other receivables
Trade and other receivables	75	93
Eni gas e luce customers | Middle customer | Gross carrying amount | from 0 to 3 months
Trade and other receivables
Trade and other receivables	16	29
Eni gas e luce customers | Middle customer | Gross carrying amount | from 3 to 6 months
Trade and other receivables
Trade and other receivables	3	4
Eni gas e luce customers | Middle customer | Gross carrying amount | from 6 to 12 months
Trade and other receivables
Trade and other receivables	8	14
Eni gas e luce customers | Middle customer | Gross carrying amount | Over 12 months
Trade and other receivables
Trade and other receivables	232	263
Eni gas e luce customers | Other customers | Gross carrying amount
Trade and other receivables
Trade and other receivables	61	84
Eni gas e luce customers | Other customers | Gross carrying amount | Not-past due
Trade and other receivables
Trade and other receivables	€ 61	76
Eni gas e luce customers | Other customers | Gross carrying amount | from 0 to 3 months
Trade and other receivables
Trade and other receivables		3
Eni gas e luce customers | Other customers | Gross carrying amount | from 3 to 6 months
Trade and other receivables
Trade and other receivables		1
Eni gas e luce customers | Other customers | Gross carrying amount | from 6 to 12 months
Trade and other receivables
Trade and other receivables		2
Eni gas e luce customers | Other customers | Gross carrying amount | Over 12 months
Trade and other receivables
Trade and other receivables		€ 2